EMPLOYEE BENEFITS - Defined benefit pension plan - Actuarial gains and losses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income
Return of the plan assets	R$ (56,421)	R$ 6,340	R$ (214,503)
Acturial remeasurements	(22,519)	(119,823)	117,644
Restriction recognized in Other Comprehensive Income (Asset Ceiling)	(4,626)	70,212	(22,456)
Remeasurements recognized in Other Comprehensive Income	R$ (83,566)	R$ (43,271)	R$ (119,315)